Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The interim results of operations are not necessarily indicative of results to be expected for any other interim period or for a full year. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation of its financial position and operating results have been included. These unaudited condensed consolidated financial statements should be read in conjunction with the Mingteng International’s audited consolidated financial statements and the related notes thereto for the fiscal years ended December 31, 2023 and 2022, included in Form 20-F filed on May 15, 2024.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for doubtful accounts, the allowance for inventory obsolescence, useful lives of property and equipment, the recoverability of long-lived assets, provision necessary for contingent liabilities. Actual results could differ from those estimates.

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. The Company maintains its bank accounts in Mainland China, Hong Kong and Cayman Islands. On May 1, 2015, China’s new Deposit Insurance Regulation became effective, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. The insurance limit is RMB 500,000 (approximately US$72,000) for each bank account.

Accounts receivable, net

Accounts receivable is stated at the original amount less an allowance for credit loss. Accounts receivable is recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Company has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Accounts receivable balances are written off after all collection efforts have been exhausted.

Current expected credit losses

On January 1, 2023, the Company adopted ASC 326, Financial Instruments—Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model) using the modified retrospective transition method.

The Company’s financial assets subject to the CECL model mainly include accounts receivable and other receivables which are recorded as a component of the prepaid expenses and other current assets.

For accounts receivable, the Company estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. For other receivables, the Company reviews other receivables on a periodic basis and makes allowances on an individual basis when there is doubt as to the collectability. Other receivables are written off after all collection efforts have been exhausted.

The cumulative effect from the adoption as of June 30, 2024 was immaterial to the unaudited condensed consolidated financial statements. For the six months ended June 30, 2024 and years ended December 31, 2023, allowance of credit losses made by the Company were mainly generated from accounts receivable.

Bank acceptance notes

Receivable generally due within six months and with specific payment terms and definitive due dates, are comprised of the notes issued by some customers to pay certain outstanding receivable balances to the Company. Bank acceptance notes do not bear interest. From time to time, the Company endorse bank acceptance notes receivable to its suppliers as the payment of material purchase. The bank acceptance notes receivable is considered sold and derecognized from balance sheets when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the note receivables, and the Company has surrendered control over the transferred note receivable. If the Company does not surrender control, the cash received from the purchaser is account for as a secured borrowing.

Advances to suppliers

Advances to suppliers consist of balances paid to suppliers for services that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide goods or services to the Company or refund an advance. As of June 30, 2024 and December 31, 2023, there was no allowance of advances to suppliers.

Inventories, net

Inventories consist of raw materials, work in process and finished goods, and are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Company periodically evaluates its inventories and will record an allowance for inventories that are either slow-moving, may not be saleable or whose cost exceeds its net realizable value. As of June 30, 2024 and December 31, 2023, the Company made a provision for inventory obsolescence of $61,913 and $18,058, respectively.

Property and equipment, net

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 5%:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. The Company did not record any impairment charge for the six months ended June 30, 2024 and 2023.

Deferred offering costs

Deferred offering costs are expenses directly related to the Company’s initial public offering (“IPO”). The deferred offering costs were offset against the IPO proceeds and reclassified to additional paid-in capital upon completion of the IPO in April 2024.

Fair value of financial instruments

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, other receivables-bank acceptance notes, prepayments, non-current, short-term loans, accounts payable, amounts due to related parties approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

Leases

The Company accounts for leases following FASB ASC 842, Leases (“Topic 842”).

Leases are classified at the inception date as either a financial lease or an operating lease. A lease is a financial lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating lease liabilities, and non-current obligations under long-term portion of operating lease liabilities, on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and initial direct costs incurred and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term.

The initial underlying lease contracts was expired during the fiscal year ended December 31, 2023, and the related ROU assets were fully amortized and lease liabilities satisfied. A new office space lease contracts was signed during the six months ended June 30, 2024, of which the lease term was less than 12 months according to the agreement, and the management’s consideration not to extend the lease term assessment at inception, the Company elected to treat the agreement as a short-term lease. The principal payments for lease obligations amounted to approximately $55,374 for the six months ended June 30, 2023. The lease liabilities balance had been fully paid as of December 31, 2023, and accordingly no lease liabilities are presented on the consolidated balance sheets since then.

Revenue recognition

The Company accounts for revenue recognition under FASB ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue to represent the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of the product or the benefit of the services transfers to the customer. Under the guidance of ASC 606, the Company is required to (a) identify the contract with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligations.

The Company’s main business income is divided into three categories, one is mold production, that is, contracts are signed to sell molds widely used in automobile, valve, water pump and other industries according to the customer’s needs. Second is mold repair, which provides customers with mold repair service, or provides sales of mold components. Last is providing customers with machining services, using the Company’s remaining capacity to provide customers with external processing services. Revenues represent the amount of consideration that the Company is entitled to in exchange for the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606, the Company recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of promised goods or services to the customer.

Mold production:

The Company signs contracts with customers and provides products according to the sales contract or sales list. The clients check the quantity and quality of products received, and then issue a confirmation as the proof of payment. Certain clients may also test the finished products as part of the confirmation process. Revenue is recognized when the Company receives the confirmation of product acceptance.

The Company provides design and production services according to the sales contract or lists. The Company then transports and installs the finished products when clients give their order.

The design services are inseparable from project sales. A mold production contract may include two or more machine components, but all components are customized according to customer requirements. These components need to be combined under the guidance of design plans to produce qualified products to meet the needs of clients. Therefore, these services are highly interdependent and are never transferred to the customer on their own. Customers do not have the option to purchase these services separately principally due to the customization of each project. Accordingly, these services are not considered separate performance obligations and no revenue is associated with these services under ASC 606 until the point in time when the project is complete and client confirmation is received.

The Company provides maintenance services and according to the contracts and the clients do not have the option to purchase these services separately. The promised warranty does not provide the clients with a service in addition to the assurance that the product complies with agreed-upon contract specifications and is considered an assurance warranty. The maintenance services and the warranty are not considered separate performance obligations and no revenue is associated with these services under ASC 606. Historically, the Company has not experienced material costs for quality assurance and, therefore, does not believe an accrual for these costs are necessary.

Mold repair:

The Company signs contracts with customers and provides repair services according to the contract or list and charges a certain fee. Revenue is recognized only after the repair service has passed the customer’s inspection.

Machining services:

The Company signs contracts with customers and provides machining services and charges a certain fee. The Company identifies the fulfillment of its obligation when transferring the product and issuing the VAT invoice to customers at which time revenue is recognized.

The following table presents revenue by major revenue type for the six months ended June 30, 2024 and 2023, respectively:

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Mold production	$3,312,007	$3,093,511
Mold repair	518,300	489,465
Machining services	816,082	84,912
Total	$4,646,389	$3,667,888

Cost of revenues

Cost of revenues consists of the cost of raw material, direct labor and manufacturing costs. During the production process, production department records the material consumption quantity and production hours of each order. Raw material cost is allocated according to the consumption of the material. Direct labor and manufacturing costs are allocated according to the production hours.

Research and development expenses

Research and development (“R&D”) expenses include costs directly attributable to the conduct of R&D projects, including the cost of salaries and use of raw materials. Such projects include the research and development of adjustable casting molds for automotive parts. All costs associated with research and development are expensed as incurred.

General and administrative expenses

General and administrative expenses consist primarily of costs of salary and welfare for our general administrative and management staff, consulting fee, depreciation expenses, professional fees, meals and entertainment, office expenses, business travel expenses, additional expenses for public offering, and other miscellaneous expenses incurred in connection with general operations.

Government subsidies

Government subsidies refer to the monetary or non-monetary assets that a company obtains from the government for free. The government subsidies received by Wuxi Mingteng Mould mainly include high-tech enterprise recognition bonus. The Company believes that these government subsidies are not related to daily business activities and are treated as other income.

Government subsidies for the six months ended June 30, 2024 and 2023, were nil and $2,886.

Income taxes

Mingteng International’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the six months ended June 30, 2024 and 2023. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes”, prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of June 30, 2024 and December 31, 2023.

Value added tax

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rate is approximately 13%. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by Mingteng International’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings per share

Mingteng International computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of Mingteng International by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

Warrant

The accounting treatment of warrants issued is determined pursuant to the guidance provided by ASC 470, Debt, ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments from the Company’s PRC subsidiaries not using U.S. dollar as its functional currency.

Foreign currency translation

The functional currency of Mingteng International’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”). The consolidated financial statements are translated to U.S. dollars using the period end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in its functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):

	June 30,	December 31,	Six months ended June 30,
	2024	2023	2024	2023
Foreign currency
RMB:1USD	7.1268	7.0827	7.1051	6.9291

Statement of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average translation rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation. These reclassifications had no impact on net loss or and financial position.

Significant risks

Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of Mingteng International and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company maintains certain bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB 500,000 (approximately US$72,000) for one bank. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash and cash equivalents and short-term investments are financially sound based on public available information.

Other than the deposit insurance mechanism in the PRC mentioned above, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance.

Total bank deposit balance was $1,381,249, and the bank balance of Mingteng International amounted to $367,948. Total amounts in excess of the insurance coverage were RMB 6,035,136.63 (approximately US$846,822.79) and RMB 5,462,789 (US$771,286) as of June 30, 2024 and December 31, 2023, respectively.

Concentration and credit risk

Currently, all the Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, other receivables-bank acceptance notes. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Interest rate risk

Fluctuations in market interest rates may negatively affect our financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage our interest risk exposure.

Other uncertainty risk

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

Employee benefits

Pursuant to the relevant laws and regulations of the PRC, the Company’s subsidiaries in mainland China participate in a defined contribution of basic pension insurance in the social insurance system established and managed by government organizations. The Company makes contributions to basic pension insurance plans based on the applicable benchmarks and rates stipulated by the government. Basic pension insurance contributions are charged to costs of revenues and operating expenses as the related services are rendered by the employees. Employee social benefits included as costs of revenues and operating expenses were RMB 707,156 and RMB 442,994 for the six months ended June 30, 2024 and 2023, respectively.

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The financial statements may therefore not be comparable to those of companies that comply with such new or revised accounting standards.

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in us including the additional required disclosures when adopted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations and comprehensive income (loss) and cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission. The rules have been consistently applied and give retroactive effect to the reorganization disclosed in Note 1.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for doubtful accounts, the allowance for inventory obsolescence, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. The Company maintains its bank accounts in Mainland China. On May 1, 2015, China’s new Deposit Insurance Regulation became effective, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. The insurance limit is RMB 500,000 (approximately US$72,000) for each bank.

Accounts receivable, net

Accounts receivables are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer payment history, customer’s current credit-worthiness, and current economic trends. Accounts are written off against the allowance after management has determined that the likelihood of collection is not probable.

Notes receivable

Notes receivable refer to the notes held by the Company that have not been cashed. The notes are non-interest bearing and are derived from the Company’s daily sales activities. Clients issue commercial acceptance bills to the Company. The Company can accept or endorse the acceptance bill before the date of maturity.

Advances to suppliers

Advances to suppliers consist of balances paid to suppliers for services that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance. As of December 31, 2023 and December 31, 2022, there was no allowance of advances to suppliers.

Inventories, net

Inventories consist of raw materials, work in process and finished goods, and are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Company periodically evaluates its inventories and will record an allowance for inventories that are either slow-moving, may not be saleable or whose cost exceeds its net realizable value. As of December 31, 2023, the Company made a provision for inventory obsolescence of $18,058. As of December 31, 2022, the Company made a provision for inventory obsolescence of $12,359

Property and equipment, net

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Impairment of long-lived assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. No impairments of long-lived assets were recognized during the years ended December 31, 2023 and 2022.

Fair value of financial instruments

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, notes receivable, advances to suppliers, prepaid expenses and other receivables, short-term bank loans, accounts payable, advance from customers, due to related parties, taxes payable, and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

Leases

The Company accounts for leases following FASB ASC 842, Leases (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating lease liabilities, and non-current obligations under long-term portion of operating lease liabilities, on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and initial direct costs incurred and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term.

The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space and the manufacturing facility leases. The initial underlying lease contracts had expired during the fiscal year ended 2023, and the related ROU assets were fully amortized and lease liabilities satisfied. New lease contracts signed in year 2023, the lease term was not over 12 months and the Company elected to treat the agreement as a short-term lease. The principal payments for lease obligations amounted to approximately $100,561 and $304,643 for the year ended December 31, 2023 and 2022, respectively. The lease liabilities balance for the year ended December 31, 2022 of approximately $100,565 had been fully paid in the fiscal year 2023, and accordingly no lease liabilities are presented on the consolidated balance sheets.

Revenue recognition

The Company accounts for revenue recognition under FASB ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with FASB ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue to represent the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of the product or the benefit of the services transfers to the customer. Under the guidance of FASB ASC 606, the Company is required to (a) identify the contract with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligations.

The Company’s main business income is divided into three categories, one is mold production, that is, contracts are signed to sell molds widely used in automobile, valve, water pump and other industries according to the customer’s needs. Second is mold repair, which provides customers with mold repair service, or provides sales of mold components. Last is providing customers with machining services, using the Company’s remaining capacity to provide customers with external processing services. Revenues represent the amount of consideration that the Company is entitled to in exchange for the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of FASB ASC 606, the Group recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of promised goods or services to the customer.

Mold Production:

The Company signs contracts with customers and provides products according to the sales contract or sales list. The clients check the quantity and quality of products received, and then issue a confirmation as the proof of payment. Certain clients may also test the finished products as part of the confirmation process. Revenue is recognized when the Company receives the confirmation of product acceptance.

The Company provides design and production services according to the sales contract or lists. The Company then transports and installs the finished products when clients give their order.

The design services are inseparable from project sales. A mold production contract may include two or more machine components, but all components are customized according to customer requirements. These components need to be combined under the guidance of design plans to produce qualified products to meet the needs of clients. Therefore, these services are highly interdependent and are never transferred to the customer on their own. Customers do not have the option to purchase these services separately principally due to the customization of each project. Accordingly, these services are not considered separate performance obligations and no revenue is associated with these services under FASB ASC 606 until the point in time when the project is complete and client confirmation is received.

The Company provides maintenance services and according to the contracts and the clients do not have the option to purchase these services separately. The promised warranty does not provide the clients with a service in addition to the assurance that the product complies with agreed-upon contract specifications and is considered an assurance warranty. The maintenance services and the warranty are not considered separate performance obligations and no revenue is associated with these services under FASB ASC 606. Historically, the Company has not experienced material costs for quality assurance and, therefore, does not believe an accrual for these costs are necessary.

Mold Repair:

The Company signs contracts with customers and provides repair services according to the contract or list and charges a certain fee. Revenue is recognized only after the repair service has passed the customer’s inspection.

Machining Services:

The Company signs contracts with customers and provides machining services and charges a certain fee. The Company identifies the fulfillment of its obligation when transferring the product and issuing the VAT invoice to customers at which time revenue is recognized.

The following table presents revenue by major revenue type for the years ended December 31, 2023 and 2022, respectively:

	For the years ended December 31,
	2023	2022
Mold production	$6,639,632	$6,583,747
Mold repair	1,084,881	1,137,648
Machining services	501,398	305,369
Total	$8,225,911	$8,026,764

Cost of revenue

Cost of revenues consists of the cost of raw material, direct labor and manufacturing costs. During the production process, production department records the material consumption quantity and production hours of each order. Raw material cost is allocated according to the consumption of the material. Direct labor and manufacturing costs are allocated according to the production hours.

Research and development expenses

Research and development (“R&D”) expenses include costs directly attributable to the conduct of research and development projects, including the cost of salaries and use of raw materials. Such projects include the development of cooling and forming technology for turbine shell molds and the development of high-precision automotive volute sand-core molds. All costs associated with research and development are expensed as incurred.

Government subsidies

Government subsidies refer to the monetary or non-monetary assets that a company obtains from the government for free. The government subsidies received by Wuxi Mingteng Mould mainly include high-tech enterprise recognition bonus, scientific and technological development project funds. The Company believes that these government subsidies are not related to daily business activities and are treated as other income.

Government subsidies for the years ended December 31, 2023 and 2022, were $129,138 and $92,832, respectively. The amounts were not significant compared with the income. The effect of subsidies net of taxes on earnings per share were approximately $0.02 and $0.02 for the years ended December 31, 2023 and 2022, respectively.

Income taxes

Mingteng International’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the years ended December 31, 2023 and 2022. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes”, prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of December 31, 2023 and 2022.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rate is approximately 13%. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by Mingteng International’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings per share

Mingteng International computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of Mingteng International by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2023 and 2022, there were no dilutive shares.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments from Mingteng International not using U.S. dollar as its functional currency.

Foreign currency translation

The functional currency of Mingteng International’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”). The consolidated financial statements are translated to U.S. dollars using the period end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income / loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in its functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	For the years ended December 31,		For the years ended December 31,
	2023	2022	2023	2022
Foreign currency
RMB:1USD	7.0827	6.9646	7.0467	6.7261

Statement of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average translation rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Significant risks

Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of Mingteng International and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company maintains certain bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB 500,000 (approximately US$72,000) for one bank. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash and cash equivalents and short-term investments are financially sound based on public available information.

Other than the deposit insurance mechanism in the PRC mentioned above, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance.

The amount in excess of the insurance coverage was RMB 5,462,789 (US$771,286) and RMB 11,989,775 (US$1,721,531) as of December 31, 2023 and 2022, respectively.

Concentration and credit risk

Currently, all the Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, notes receivable, amounts due from related parties and advances to suppliers. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Interest rate risk

Fluctuations in market interest rates may negatively affect our financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage our interest risk exposure.

Other uncertainty risk

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

Recent accounting pronouncements

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses (Topic 326). The amendments in this update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company will adopt this ASU within its annual reporting period of December 31, 2023 to measure impairment on financial instruments, which mainly includes trade receivables. Estimates of expected credit losses on trade receivables over their life will be required to be recorded at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The Company uses a pooled approach to estimate expected credit losses for trade receivables with similar risk characteristics. The Company’s customers are all concentrated in the casting mold industry in the PRC and considers all of its customers to have a similar credit rating. The Company believe all the products are similar except for the manufacturing process and the usage. The adoption of this ASU did not have a material effect on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles in Topic 740, and also improves consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. The Company adopted this ASU on January 1, 2022 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in us including the additional required disclosures when adopted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of income and comprehensive income and cash flows.